IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of commitments [line items]
Credit related commitments	$ 323,908	$ 312,778
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	253,861
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	43,497
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13,836
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	11,174
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	219
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,321
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	43,409	42,113
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,069
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	38,527
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,446
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	3
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	43
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,321
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	13,516	21,669
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,734
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,520
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,116
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	85
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	61
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	8,027	9,059
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,404
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	1,450
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,107
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,001
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	65
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	16,929	8,063
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,912
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,434
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	9,560
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	23
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	7,597	5,825
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,390
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,115
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	92
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	15,249	14,784
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	14,217
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	613
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	419
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	51,318	50,210
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	50,380
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	897
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	14
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	27
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,285	2,979
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,177
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	108
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	165,578	$ 158,076
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 165,578